Revenue (Tables)	3 Months Ended
Mar. 31, 2018
Revenue From Contract With Customer [Abstract]
Summary of Net Revenue

The following tables summarize revenues for the three months ended March 31, 2018 and 2017:

	Three Months Ended March 31, 2018
	EMEA	NAFTA	LATAM	APAC	Total
	($ million)
Agricultural Equipment	$998	$771	$356	$454	$2,579
Construction Equipment	152	322	76	132	682
Commercial Vehicles	2,131	4	162	198	2,495
Powertrain	869	36	64	217	1,186
Eliminations and Other	(549)	(24)	(52)	(17)	(642)
Total Industrial Activities	$3,601	$1,109	$606	$984	$6,300
Eliminations and Other	(34)	(3)	8	-	(29)
Financial Services	86	321	69	26	502
Total Revenues	$3,653	$1,427	$683	$1,010	$6,773

	Three Months Ended March 31, 2017
	EMEA	NAFTA	LATAM	APAC	Total
	($ million)
Agricultural Equipment	$796	$720	$366	$358	$2,240
Construction Equipment	97	267	54	84	502
Commercial Vehicles	1,797	6	162	160	2,125
Powertrain	756	30	58	157	1,001
Eliminations and Other	(493)	(22)	(48)	(15)	(578)
Total Industrial Activities	$2,953	$1,001	$592	$744	$5,290
Eliminations and Other	(29)	2	10	-	(17)
Financial Services	75	349	66	22	512
Total Revenues	$2,999	$1,352	$668	$766	$5,785

Summary of Disaggregation of Net Revenues by Major Source

The following table disaggregates revenues by major source for the three months ended March 31, 2018 and 2017:

	Three Months Ended March 31,
	2018	2017
	(in millions)
Revenues from:
Sales of goods	$6,065	$5,086
Rendering of services	109	105
Rents on assets sold with a buy-back commitment	126	99
Revenues from sales of goods and services	6,300	5,290
Finance and interest income	294	292
Rents and other income on operating lease	179	203
Finance, interest and other income	473	495
Total Revenues	$6,773	$5,785